Employee benefits, Plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Plan assets [Abstract]
Balance at beginning of period	$ 102,375	$ 150,197
Plan contributions	8,171	6,044
Interests on plan assets	(101)	(220)
Balance at end of period	84,652	102,375
Plan Assets [Member]
Plan assets [Abstract]
Balance at beginning of period	1,125	2,931
Expected return on assets	(741)	(2,026)
Plan contributions	8,171	6,044
Benefits paid	(8,171)	(6,044)
Interests on plan assets	101	220
Balance at end of period	$ 485	$ 1,125